INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Inventories Details
SCHEDULE OF INVENTORIES

	September 30	December 31
	2022	2021
	$	$
Ore stockpiles (1)	487	587
Concentrate inventory (1)	260	250
Materials and supplies (2)	415	1,250
	1,162	2,087

(1)	Change in inventories recorded in cost of sales (Note 11.a) excludes a currency translation adjustment of $10 (credit) for the nine months ended September 30, 2022 (December 31, 2021 – debit of $43).

(2)	Materials and supplies inventories were written down to net realizable value to align with current mining plans (Note 2). Amount of $532 was recorded in cost of sales for the nine months ended September 30, 2022 (recovery of $24 for the nine months ended September 30, 2021).